Retirement-Related Benefits - Investment Strategy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	12.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	80.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Real estate
Investment Policies And Strategies
Target allocation (as a percent)	3.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	5.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Private equities and private real estate investments
Investment Policies And Strategies
Fair Value of plan assets	$ 3,870
Commitments for future investments in private markets	$ 1,203
Non-U.S. | Maximum
Investment Policies And Strategies
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Non-U.S. | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	16.00%
Non-U.S. | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	70.00%
Non-U.S. | Real estate
Investment Policies And Strategies
Target allocation (as a percent)	3.00%
Non-U.S. | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	11.00%
Pension Plans | U.S.
Investment Policies And Strategies
Fair Value of plan assets	$ 54,386	$ 51,784	$ 48,213
Pension Plans | Non-U.S.
Investment Policies And Strategies
Fair Value of plan assets	$ 43,832	$ 40,319	$ 36,758